SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)		Oct. 31, 2025	Oct. 31, 2024
Accounting Policies [Abstract]
Cash in bank accounts		$ 582,565	$ 0
Cash in escrow account	[1]	100,918	1,097
Total		$ 683,483	$ 1,097

[1]	Cash in escrow account as of October 31, 2025 have been fully collected as of the date of issuance date of the audited consolidated financial statements.